Related Party Transactions (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 17, 2020	Mar. 25, 2020	Feb. 15, 2019	Jan. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Michael Yurkowsky [Member]
Officers compensation					$ 15,000	$ 0	$ 5,000	$ 0
Mr.Raymond Monteleone [Member]
Officers compensation					0	0	5,000	0
Mr.Raymond Monteleone [Member]
Compensation expenses					30,000	35,000	125,000	$ 0
Bill Horne [Member] | Subsequent Event [Member]
Salary reduction per month	$ 0
Salary increase per month	18,750
Salary per annum	$ 225,000
Oral Consulting Agreement [Member]
Advisory service fee		$ 5,000
Audit fees		2,500
Oral Consulting Agreement [Member] | Subsequent Event [Member]
Advisory service fee		5,000
Audit fees		$ 2,500
Oral Consulting Agreement [Member] | Mr.Raymond Monteleone [Member]
Advisory service fee					10,000		10,000
Audit fees					5,000		5,000
Oral Consulting Agreement [Member] | Jimmy St. Louis [Member] | St. Louis Family Office, LLC [Member]
Advisory service fee				$ 10,000
Audit fees				$ 68,000		$ 27,000
Consulting Agreement [Member] | Strategos Public Affairs, LLC [Member]
Audit fees			$ 4,500				7,500
Compensation expenses							71,000
Monthly fee			$ 4,500		$ 7,500		$ 7,500